Accounts receivable	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Accounts receivable
10.	Accounts receivable

	2020	2019
Credit cards	$35,882	$64,595
Cargo and other travel agencies	10,052	19,389
Airlines and clearing house	6,156	31,087
Government	5,466	8,031
Trade receivables from related parties	1,429	147
Other	13,187	14,250

	72,172	137,499
Allowance for expected credit losses	(6,483)	(5,579)

	$65,689	$131,920

Current	64,635	129,781
Non-current	1,054	2,139

	$65,689	$131,920

Trade receivables are
non-interest
bearing and have maturities between 30 to 90 days.
See detail of trade receivables from related parties in note 23.
As of December 31, 2020, the Company maintains a
non-current
account receivable with a government institution in the amount of $1.0 million net of the expected credit losses (2019: $2.1 million).
The category “Other” mainly includes receivables from miles’ partners and employees accounts.
The change in the allowance for expected credit losses in respect of accounts receivable during the year was as follows.

	2020	2019	2018
Balance at beginning of year	$(5,579)	$(5,057)	$(3,673)
Adjustment on initial application of IFRS 9	—	—	(624)

Balance at beginning of year under IFRS 9	(5,579)	(5,057)	(4,297)

Additions	(1,310)	(744)	(1,311)
Write-offs	406	222	551

Balance at end of year	$(6,483)	$(5,579)	$(5,057)

The information about the credit exposures is disclosed in note 28.3.